OTHER LIABILITIES	12 Months Ended
Aug. 31, 2020
Disclosure Of Other Liabilities [Abstract]
OTHER LIABILITIES [Text Block]

13. OTHER LIABILITIES

The carrying value of other liabilities consists of:

	AUGUST 31, 2020	AUGUST 31, 2019

Contingent share consideration	231	1,117
Lease liabilities	2,617	—
	2,848	1,117

(i) Contingent share consideration

In connection with the Company's investment in alpha-cannabis® Pharma GmbH as described in Note 14, the Company has a commitment to deliver additional consideration of up to €875 in the form of the Company's common shares contingent on the achievement of certain gross margin-based milestones. At August 31, 2020, the Company revalued the contingent liability and recorded a corresponding gain in the statement of operations of $886 for the year ended August 31, 2020 (August 31, 2019 - loss of $145).

(ii) Lease liabilities

In connection with the Company's adoption of IFRS 16 effective September 1, 2019, lease liabilities were recorded as described in Note 3.

On March 13, 2020, the Company entered into a lease amending agreement for its Toronto corporate office: i) extending the lease of its existing 5,007 square feet of office space (the "Existing Premises") originally expiring on August 31, 2020; and ii) leasing an additional 6,572 square feet of office space adjacent to the Existing Premises (the "Additional Premises"). The term of the lease for Existing Premises will be extended for a period of five years and two months commencing on September 1, 2020 and expiring on October 31, 2025.  As this amending lease agreement for the Existing Premises is effectively a modification to the original lease agreement, the Company has recognized the ROU asset and corresponding lease liability pertaining to the Existing Premises as of the effective date of the lease amending agreement, which was March 13, 2020.

On April 21, 2020, the Company, as sub-landlord, entered into a sublease agreement with a subtenant, pursuant to which the Company agreed to sublease 3,099 square feet of its Additional Premises noted above for a period of five years and two months commencing on September 1, 2020 and expiring on October 30, 2025 for a total of $251 per annum for an aggregate rental income of $1,296 over the term of the sublease. Under the currently contemplated terms, both parties have the mutual right to terminate the sublease upon six months' written notice to either party, which shall not occur prior to August 31, 2023. This sublease agreement has no impact on the amount of lease liabilities as it is a net investment in the sublease by the Company.

On July 16, 2020, the Company, as sublandlord, entered into a sublease agreement with a subtenant, pursuant to which the Company agreed to sublease 3,473 square feet of its rented premises for a period of five years and two months commencing on September 1, 2020 and expiring on October 30, 2025 for a total of $282 per annum for an aggregate rental income of $1,431 over the term of the sublease. Under the terms, the sub-landlord has a right to terminate the sublease upon six months' written notice to the subtenant, which shall not occur prior to April 30, 2021, whereas the subtenant have a right to terminate the sublease upon eight months' written notice to the sublandlord, which shall not occur prior to February 28, 2022.

The following is a continuity schedule of lease liabilities for the year ended August 31, 2020:

Balance, August 31, 2019	$—
IFRS 16 transition	2,219
Lease additions	2,220
Lease payments	(897)
Interest expense on lease liabilities	163
Balance, August 31, 2020	3,705
Current portion included in accounts payable and accrued liabilities	(1,088)
Long-term portion	$2,617

The undiscounted contractual payments relating to the current and future lease liabilities at August 31, 2020 is:

Less than 1 year	$1,553
1 to 2 years	1,049
2 to 3 years	1,045
3 to 4 years	998
4 to 5 years	768
Thereafter	606
Total	$6,019

Included in the undiscounted contractual payments relating to current and future lease liabilities above is the Additional Premises as noted above, the term of which will commences on September 1, 2020.